Taxes Payable	12 Months Ended
Oct. 31, 2023
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 14 – TAXES PAYABLE

Taxes payable comprised of the following:

	October 31,	October 31,
	2023	2022
Value-added tax, net	868,805	888,933
Company Income tax	1,702,093	1,641,952
Other taxes	115,981	112,382
Total	2,686,879	2,643,268